100 Summer Street 7th Floor Mail Stop SUM 0703 Boston, MA 02111

June 5, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	IVA Fiduciary Trust
SEC File No. 333-151800

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the IVA Worldwide Fund and the IVA International Fund, each a separate series of the IVA Fiduciary Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on May 28, 2019 to the Prospectus dated January 31, 2019, as amended.

If you have any questions, please contact me at (617) 662-1504.

Sincerely,

/s/ Brian F. Link

Brian F. Link, Esq.

Vice President and Managing Counsel

State Street Bank and Trust Company

cc:	Shanda Scibilia, Chief Compliance Officer, IVA Fiduciary Trust
Michael S. Caccese, Esq., K&L Gates LLP